Segment Information - Segment Supplementary Insurance Information (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Premium Revenue		$ 717.5	$ 1,013.3	$ 899.5
Closed Block, Premium Revenue		0.0	0.0	0.0
Total premiums		717.5	1,013.3	899.5
Net Investment Income		812.5	1,082.4	980.8
Closed Block, Net Investment Income		288.8	123.4	303.3
Total Net Investment Income		1,101.3	1,205.8	1,284.1
Benefits, claims, and interest credited		1,169.1	1,624.9	1,452.6
Closed Block, Benefits, Claims and Interest Credited		267.5	109.8	279.7
Total Benefits, Claims, and Interest Credited		1,436.6	1,734.7	1,732.3
Amortization of DAC and VOBA		59.0	90.3	72.3
Closed Block, Amortization Of DAC and VOBA		0.7	1.4	2.0
Total Amortization of DAC and VOBA		59.7	91.7	74.3
Underwriting and operating expenses		389.6	470.9	436.9
Closed Block, Other Underwriting and Operating Expenses		17.0	21.9	15.6
Total Other Underwriting and Operating Expenses		406.6	492.8	452.5
Balance Sheet
DAC and VOBA			1,023.0	679.9
Add: Closed Block, DAC and VOBA			0.0	16.3
Total DAC and VOBA			1,023.0	696.2
Future Policy Benefits, Losses, Claims, and Loss Expense			31,536.4	28,916.8
Add: Closed Block, Future Policy Benefits, Losses, Claims, and Loss Expense			6,594.3	7,124.5
Total Future Policy Benefits, Losses, Claims, and Loss Expense			38,130.7	36,041.3
Other Policyholders' Funds			149.3	113.9
Add: Closed Block, Other Policyholders' Funds			0.0	4.0
Total Other Policyholders' Funds			149.3	117.9
Benefits
Segment Reporting Information [Line Items]
Premium Revenue		686.7	979.8	867.4
Net Investment Income		18.8	30.3	25.7
Benefits, claims, and interest credited		497.6	719.8	640.2
Amortization of DAC and VOBA		0.6	5.6	2.8
Underwriting and operating expenses		177.8	236.6	220.7
Balance Sheet
DAC and VOBA			9.5	7.7
Future Policy Benefits, Losses, Claims, and Loss Expense			386.4	344.7
Other Policyholders' Funds			32.7	29.3
Retirement
Segment Reporting Information [Line Items]
Premium Revenue		0.0	0.0	0.0
Net Investment Income		579.5	762.2	698.7
Benefits, claims, and interest credited		357.6	470.1	426.8
Amortization of DAC and VOBA		56.5	76.3	60.8
Underwriting and operating expenses		98.2	124.7	115.1
Balance Sheet
DAC and VOBA			627.6	422.0
Future Policy Benefits, Losses, Claims, and Loss Expense			23,598.7	21,350.2
Other Policyholders' Funds			54.3	22.7
Individual Life
Segment Reporting Information [Line Items]
Premium Revenue		30.8	33.5	32.1
Net Investment Income		202.9	261.7	242.1
Benefits, claims, and interest credited		313.9	435.0	385.6
Amortization of DAC and VOBA		1.9	8.4	8.7
Underwriting and operating expenses		87.9	109.9	98.8
Balance Sheet
DAC and VOBA			385.9	250.2
Future Policy Benefits, Losses, Claims, and Loss Expense			7,551.3	7,221.9
Other Policyholders' Funds			50.2	47.0
Other
Segment Reporting Information [Line Items]
Premium Revenue		0.0	0.0	0.0
Net Investment Income		11.3	28.2	14.3
Benefits, claims, and interest credited		0.0	0.0	0.0
Amortization of DAC and VOBA		0.0	0.0	0.0
Underwriting and operating expenses		$ 25.7	(0.3)	2.3
Balance Sheet
DAC and VOBA			0.0	0.0
Future Policy Benefits, Losses, Claims, and Loss Expense			0.0	0.0
Other Policyholders' Funds			$ 12.1	$ 14.9
Predecessor Company
Segment Reporting Information [Line Items]
Premium Revenue	$ 61.2
Closed Block, Premium Revenue	0.0
Total premiums	61.2
Net Investment Income	79.9
Closed Block, Net Investment Income	29.8
Total Net Investment Income	109.7
Benefits, claims, and interest credited	103.2
Closed Block, Benefits, Claims and Interest Credited	30.1
Total Benefits, Claims, and Interest Credited	133.3
Amortization of DAC and VOBA	8.0
Closed Block, Amortization Of DAC and VOBA	0.6
Total Amortization of DAC and VOBA	8.6
Underwriting and operating expenses	31.8
Closed Block, Other Underwriting and Operating Expenses	1.2
Total Other Underwriting and Operating Expenses	33.0
Predecessor Company | Benefits
Segment Reporting Information [Line Items]
Premium Revenue	58.6
Net Investment Income	2.1
Benefits, claims, and interest credited	37.1
Amortization of DAC and VOBA	0.2
Underwriting and operating expenses	16.1
Predecessor Company | Retirement
Segment Reporting Information [Line Items]
Premium Revenue	0.0
Net Investment Income	57.3
Benefits, claims, and interest credited	33.4
Amortization of DAC and VOBA	6.6
Underwriting and operating expenses	8.0
Predecessor Company | Individual Life
Segment Reporting Information [Line Items]
Premium Revenue	2.6
Net Investment Income	22.9
Benefits, claims, and interest credited	32.7
Amortization of DAC and VOBA	1.2
Underwriting and operating expenses	7.3
Predecessor Company | Other
Segment Reporting Information [Line Items]
Premium Revenue	0.0
Net Investment Income	(2.4)
Benefits, claims, and interest credited	0.0
Amortization of DAC and VOBA	0.0
Underwriting and operating expenses	$ 0.4